CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 48,399,468	$ 63,452,161	$ 107,832,923
Cash	19,122,146	24,523,137
Argentine Central Bank	27,184,409	35,324,768
Other local financial institutions	2,064,305	2,353,797
Others	28,608	1,250,459
Debt Securities at fair value through profit or loss	22,384,677	38,486,623	$ 29,025,766
Derivatives	295,555	432,164
Reverse Repo Transactions	21,581,438	83,468,057
Other financial assets	8,107,119	27,120,979
Loans and other financing	235,591,198	302,853,393
To the non-financial public sector	277,702	44,292
To the financial sector	644,533	149,663
To the Non-Financial Private Sector and Foreign residents	234,668,963	302,659,438
Other debt securities	269,735,051	153,750,726
Financial assets pledged as collateral	14,468,665	16,635,209
Current income tax assets	976,073	1,714,745
Inventories	67,090	266,428
Investments in equity instruments	502,560	514,799
Property, plant and equipment	18,373,792	21,495,256
Investment Property	16,903,052	16,943,351
Intangible assets	22,275,852	22,249,482
Deferred income tax assets	12,196,868	6,301,474
Other non-financial assets	5,008,839	4,793,662
Total Assets	696,867,297	760,478,509
LIABILITIES
Deposits	547,516,935	561,896,707
Non-financial public sector	27,843,116	22,352,551
Financial sector	101,430	76,162
Non-financial private sector and foreign residents	519,572,389	539,467,994
Liabilities at fair value through profit or loss	2,139,170	3,999,525
Other financial liabilities	18,105,482	46,322,290
Financing received from the Argentine Central Bank and other financial institutions	5,529,676	12,179,537
Unsubordinated debt securities	561,409	2,063,327
Provisions	1,691,656	1,779,769
Deferred income tax liability	181,543	120,258
Other non-financial liabilities	28,795,393	31,700,398
TOTAL LIABILITIES	604,521,264	660,061,811
Up to 1 year [member]
ASSETS
Cash and due from banks	48,399,468	63,452,161
Cash	19,122,146	24,523,137
Argentine Central Bank	27,184,409	35,324,768
Other local financial institutions	2,064,305	2,353,797
Others	28,608	1,250,459
Debt Securities at fair value through profit or loss	22,384,677	38,486,623
Derivatives	295,555	432,164
Reverse Repo Transactions	21,581,438	83,468,057
Other financial assets	8,107,119	27,120,979
Loans and other financing	188,125,734	225,329,776
To the non-financial public sector	41,241	44,292
To the financial sector	599,994	23,689
To the Non-Financial Private Sector and Foreign residents	187,484,499	225,261,795
Other debt securities	245,157,911	142,602,508
Financial assets pledged as collateral	14,468,665	16,635,209
Current income tax assets	976,073	1,714,745
Inventories	67,090	266,428
Deferred income tax assets	1,813,368	945,220
Other non-financial assets	2,388,102	2,212,722
Total Assets	553,765,200	602,666,592
LIABILITIES
Deposits	547,516,823	561,891,112
Non-financial public sector	27,843,116	22,352,551
Financial sector	101,430	76,162
Non-financial private sector and foreign residents	519,572,277	539,462,399
Liabilities at fair value through profit or loss	2,139,170	3,999,525
Other financial liabilities	17,423,147	45,229,097
Financing received from the Argentine Central Bank and other financial institutions	4,000,796	11,401,927
Unsubordinated debt securities	561,409	665,458
Provisions	10,720	128,920
Deferred income tax liability	181,543	120,258
Other non-financial liabilities	28,795,393	31,700,398
TOTAL LIABILITIES	600,629,001	655,136,695
Later than one year [member]
ASSETS
Loans and other financing	47,465,464	77,523,617
To the non-financial public sector	236,461
To the financial sector	44,539	125,974
To the Non-Financial Private Sector and Foreign residents	47,184,464	77,397,643
Other debt securities	24,577,140	11,148,218
Investments in equity instruments	502,560	514,799
Property, plant and equipment	18,373,792	21,495,256
Investment Property	16,903,052	16,943,351
Intangible assets	22,275,852	22,249,482
Deferred income tax assets	10,383,500	5,356,254
Other non-financial assets	2,620,737	2,580,940
Total Assets	143,102,097	157,811,917
LIABILITIES
Deposits	112	5,595
Non-financial private sector and foreign residents	112	5,595
Other financial liabilities	682,335	1,093,193
Financing received from the Argentine Central Bank and other financial institutions	1,528,880	777,610
Unsubordinated debt securities		1,397,869
Provisions	1,680,936	1,650,849
TOTAL LIABILITIES	$ 3,892,263	$ 4,925,116